Property, Plant And Equipment, Net (Tables)	12 Months Ended
Feb. 01, 2014
Property, Plant and Equipment, Net

	February 1, 2014	February 2, 2013
(in millions)
Land and buildings	$37.2	$32.5
Leasehold improvements	461.4	419.3
Furniture and fixtures	537.3	503.4
Equipment, including software	221.1	183.8
Construction in progress	18.7	15.5

Total	$1,275.7	$1,154.5
Accumulated depreciation and amortization	(788.1)	(724.1)

Property, plant and equipment, net	$487.6	$430.4